Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Activity of related party transactions
The Company’s activity of related party transactions was as follows (in thousands):

	Years ended December 31,
	2016	2015	2014
Revenues	$11,822	$10,745	$8,392
Costs and services	14,574	10,808	8,351

	As of December 31,
	2016	2015
Accounts receivable	$1,109	$797
Accounts payable	1,720	254